Fair Value Measurements - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 01, 2020	May 29, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding warrants (in shares)	81,210,882	33,984,918
Debt, fair value	$ 139,300	$ 162,800	$ 154,900
Debt, carrying value	$ 139,703	$ 160,304	$ 147,800
5-Year Private Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants term	5 years	5 years
Outstanding warrants (in shares)	9,478,830	9,478,830	9,888,415			0
Seller Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding warrants (in shares)	12,721,901	12,721,901	12,721,901	12,700,000	12,700,000	12,721,901